Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory, Net, Items Net of Reserve Alternative [Abstract]
Raw materials	$ 735	$ 521
Work-in-process	28	36
Finished goods	164	170
Total	$ 927	$ 727